Victory 500 Index Fund Investment Objectives and Goals - Victory 500 Index Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Victory 500 Index Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory 500 Index Fund (the “Fund”) seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index (the “Index”). The Index emphasizes stocks of large U.S. companies.